Taxation - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income tax (benefit) expense
Federal (benefit) expense	$ (18,238)	$ 7,289	$ (513)
State (benefit) expense	1,122	5,902	2,841
Foreign - UK (benefit) expense	234	0	107
Total current income tax (benefit) expense	(16,882)	13,191	2,435
Deferred income tax (benefit) expense
Federal (benefit) expense	(111,003)	202,133	(169,531)
State (benefit) expense	(9,016)	25,460	(11,863)
Foreign - UK (benefit) expense	(50)	(141)	55
Total deferred income tax (benefit) expense	(120,069)	227,452	(181,339)
Total income tax (benefit) expense	$ (136,951)	$ 240,643	$ (178,904)